State Street

PO Box 5049

Boston, MA 02206-5049

October 3, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bragg Capital Trust (“Registrant”)

1933 Act File No. 333-85850

1940 Act File No. 811-21073

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus for the FPA Queens Road Small Cap Value Fund, the Prospectus for the FPA Queens Road Value Fund, and the Statement of Additional Information for the FPA Queens Road Small Cap Value Fund and FPA Queens Road Value Fund, each dated September 28, 2022, do not differ from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 28, 2022 (Accession # 0001104659-22-103737).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding

Vice President

Enclosures

cc:	J. Richard Atwood